Expense Example, No Redemption - BNY Mellon Intermediate Municipal Bond Fund, Inc. - BNY Mellon Intermediate Municipal Bond Fund, Inc.	May 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	$ 774